Cover	Oct. 08, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to our Current Report on Form 8-K (this “Amendment”) is being filed by BIMI International Medical Inc. (the “Company”) for the purpose of amending Item 9.01 of that certain Current Report on Form 8-K filed by the Company with the U.S. Securities and Exchange Commission (“SEC”) on October 12, 2021 (the “Original Form 8-K”) in connection with the October 8, 2021 completion of the acquisition of Chongqing Zhuoda Pharmaceutical Co., Ltd. (“Zhuoda”). The Zhuoda acquisition was first announced on September 14, 2021. As indicated in the Original Form 8-K, this Amendment is being filed to provide the financial statements and pro forma financial information required by Items 9.01(a) and (b) of Form 8-K, which were not previously filed with the Original Form 8-K as permitted by the rules of the SEC.
Document Period End Date	Oct. 08, 2021
Entity File Number	001-34890
Entity Registrant Name	BIMI International Medical Inc.
Entity Central Index Key	0001213660
Entity Tax Identification Number	02-0563302
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9th Floor, Building 2
Entity Address, Address Line Two	Chongqing Corporation Avenue
Entity Address, Address Line Three	Yuzhong District
Entity Address, City or Town	Chongqing
Entity Address, Country	CN
Entity Address, Postal Zip Code	116000
City Area Code	8604
Local Phone Number	1182209211
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.001 par value
Trading Symbol	BIMI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false